Leasing Activity, Operating Lease Right of Use (ROU) Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
ROU assets	$ 4,724	$ 0
Lease liabilities	$ 5,297